Quarterly Holdings Report
for

Fidelity® China Region Fund

July 31, 2021

HKC-QTLY-0921
1.804836.117

Schedule of Investments July 31, 2021 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 96.6%
	Shares	Value
COMMUNICATION SERVICES - 7.5%
Entertainment - 2.1%
Bilibili, Inc. ADR (a)(b)	496,700	$42,507,586
Interactive Media & Services - 5.4%
JOYY, Inc. ADR	267,034	14,272,967
Tencent Holdings Ltd.	1,588,400	95,793,461
		110,066,428

TOTAL COMMUNICATION SERVICES		152,574,014

CONSUMER DISCRETIONARY - 28.1%
Automobiles - 2.2%
Guangzhou Automobile Group Co. Ltd. (H Shares)	15,138,000	13,090,387
XPeng, Inc. ADR (a)	778,800	31,564,764
		44,655,151
Hotels, Restaurants & Leisure - 1.7%
Sands China Ltd. (a)	2,905,600	9,926,932
SJM Holdings Ltd. (a)	12,978,000	11,690,162
Summit Ascent Holdings Ltd. (a)	58,410,000	4,960,733
Wynn Macau Ltd. (a)	6,489,200	8,342,022
		34,919,849
Household Durables - 0.7%
Gree Electric Appliances, Inc. of Zhuhai (A Shares)	2,078,707	15,281,180
Internet & Direct Marketing Retail - 21.2%
Alibaba Group Holding Ltd. sponsored ADR (a)	1,194,500	233,154,455
Farfetch Ltd. Class A (a)	323,600	16,218,832
Meituan Class B (a)(c)	1,562,288	43,230,738
momo.com, Inc.	97,400	5,443,830
Naspers Ltd. Class N	493,400	95,216,483
Pinduoduo, Inc. ADR (a)	338,805	31,037,926
Trip.com Group Ltd. ADR (a)	273,000	7,078,890
		431,381,154
Leisure Products - 0.2%
Bafang Electric Suzhou Co. Ltd. (A Shares)	150,700	5,220,840
Specialty Retail - 0.2%
Dufry AG (a)	70,723	3,741,797
Textiles, Apparel & Luxury Goods - 1.9%
Anta Sports Products Ltd.	251,000	5,468,213
Li Ning Co. Ltd.	515,500	5,432,845
LVMH Moet Hennessy Louis Vuitton SE	33,900	27,142,623
		38,043,681

TOTAL CONSUMER DISCRETIONARY		573,243,652

CONSUMER STAPLES - 2.5%
Beverages - 1.0%
Kweichow Moutai Co. Ltd. (A Shares)	75,345	19,578,191
Food Products - 1.3%
Angel Yeast Co. Ltd. (A Shares)	1,395,020	10,097,592
Unified-President Enterprises Corp.	6,450,000	16,932,335
		27,029,927
Tobacco - 0.2%
Smoore International Holdings Ltd. (c)	1,196,000	5,140,346

TOTAL CONSUMER STAPLES		51,748,464

ENERGY - 0.6%
Energy Equipment & Services - 0.6%
China Oilfield Services Ltd. (H Shares)	17,780,000	12,949,795
FINANCIALS - 11.4%
Banks - 5.1%
China Construction Bank Corp. (H Shares)	42,791,610	29,806,234
E.SUN Financial Holdings Co. Ltd.	9,150,048	8,686,690
Hang Seng Bank Ltd.	1,577,900	30,274,141
Industrial & Commercial Bank of China Ltd. (H Shares)	63,863,000	35,462,702
		104,229,767
Diversified Financial Services - 0.5%
Far East Horizon Ltd.	10,248,500	10,932,753
Insurance - 5.8%
AIA Group Ltd.	7,477,000	89,468,020
China Pacific Insurance (Group) Co. Ltd. (H Shares)	1,333,000	3,756,548
Ping An Insurance Group Co. of China Ltd. (H Shares)	2,800,000	24,502,364
		117,726,932

TOTAL FINANCIALS		232,889,452

HEALTH CARE - 5.8%
Biotechnology - 2.8%
Akeso, Inc. (a)(c)	2,896,000	19,210,645
Brii Biosciences Ltd.	2,047,500	6,586,863
Innovent Biologics, Inc. (a)(c)	1,021,000	10,412,133
Jacobio Pharmaceuticals Group Co. Ltd. (c)	2,130,600	5,094,040
Zai Lab Ltd. (a)	66,600	9,351,039
Zai Lab Ltd. ADR (a)	45,600	6,594,216
		57,248,936
Health Care Equipment & Supplies - 0.5%
Shenzhen Mindray Bio-Medical Electronics Co. Ltd. (A Shares)	167,315	10,107,857
Health Care Technology - 0.1%
Medlive Technology Co. Ltd.	250,000	986,019
Medlive Technology Co. Ltd.	170,500	605,218
		1,591,237
Life Sciences Tools & Services - 1.0%
Pharmaron Beijing Co. Ltd. (H Shares) (c)	482,000	10,550,330
Wuxi Biologics (Cayman), Inc. (a)(c)	586,000	8,950,715
		19,501,045
Pharmaceuticals - 1.4%
Antengene Corp. (c)	4,084,922	7,516,826
Hansoh Pharmaceutical Group Co. Ltd. (c)	6,052,000	21,688,965
		29,205,791

TOTAL HEALTH CARE		117,654,866

INDUSTRIALS - 6.0%
Aerospace & Defense - 0.0%
Space Exploration Technologies Corp. Class A (a)(d)(e)	1,000	419,990
Air Freight & Logistics - 0.5%
Milkyway Chemical Supply Chain Service Co. Ltd. (A Shares)	657,129	8,991,291
Electrical Equipment - 0.6%
Sungrow Power Supply Co. Ltd. (A Shares)	491,634	12,767,442
Machinery - 3.9%
HIWIN Technologies Corp.	1,360,585	15,669,978
Shenzhen Inovance Technology Co. Ltd. (A Shares)	1,686,313	20,319,948
Weichai Power Co. Ltd. (H Shares)	9,381,000	20,521,673
Zhejiang Sanhua Intelligent Controls Co. Ltd. (A Shares)	6,637,984	21,984,672
		78,496,271
Professional Services - 0.5%
Guangzhou GRG Metrology & Test Co., Ltd. ELS (UBS AG London Branch Bank Warrant Programme) Class A warrants 1/11/23 (a)(c)	1,926,391	10,804,453
Transportation Infrastructure - 0.5%
Hainan Meilan International Airport Co. Ltd. (a)	3,159,000	10,142,263

TOTAL INDUSTRIALS		121,621,710

INFORMATION TECHNOLOGY - 26.6%
Communications Equipment - 0.4%
ZTE Corp. (H Shares)	2,468,600	8,799,241
Electronic Equipment & Components - 2.7%
AVIC Jonhon OptronicTechnology Co. Ltd.	1,347,722	17,291,189
Hon Hai Precision Industry Co. Ltd. (Foxconn)	9,651,000	38,174,923
		55,466,112
IT Services - 0.9%
ChinaSoft International Ltd.	3,338,000	5,979,161
TravelSky Technology Ltd. (H Shares)	7,260,000	12,331,766
		18,310,927
Semiconductors & Semiconductor Equipment - 21.5%
Advanced Wireless Semiconductor Co.	1,713,000	10,109,091
Alchip Technologies Ltd.	179,000	4,076,827
ASE Technology Holding Co. Ltd.	922,000	4,061,038
ASM Pacific Technology Ltd.	873,400	11,239,006
eMemory Technology, Inc.	499,481	23,515,473
MediaTek, Inc.	1,408,000	46,083,062
NXP Semiconductors NV	62,570	12,913,822
Parade Technologies Ltd.	232,000	14,260,024
SK Hynix, Inc.	163,010	15,908,450
Taiwan Semiconductor Manufacturing Co. Ltd.	14,154,000	296,097,403
		438,264,196
Technology Hardware, Storage & Peripherals - 1.1%
Samsung Electronics Co. Ltd.	310,370	21,135,401

TOTAL INFORMATION TECHNOLOGY		541,975,877

MATERIALS - 3.9%
Chemicals - 0.8%
LG Chemical Ltd.	12,548	9,165,321
Weihai Guangwei Composites Co. Ltd. (A Shares)	675,258	7,129,375
		16,294,696
Construction Materials - 0.5%
West China Cement Ltd.	68,612,000	10,241,717
Containers & Packaging - 1.0%
Shenzhen YUTO Packaging Technology Co. Ltd. (A Shares)	4,770,171	19,932,773
Metals & Mining - 1.6%
Ganfeng Lithium Co. Ltd. (H Shares) (c)	293,600	6,298,054
Zijin Mining Group Co. Ltd. (H Shares)	19,118,000	27,110,577
		33,408,631

TOTAL MATERIALS		79,877,817

REAL ESTATE - 3.4%
Equity Real Estate Investment Trusts (REITs) - 0.6%
Link (REIT)	1,293,463	12,366,806
Real Estate Management & Development - 2.8%
China Overseas Land and Investment Ltd.	6,218,000	13,042,265
China Resources Mixc Lifestyle Services Ltd. (c)	1,142,000	6,914,176
Jinke Smart Services Group Co. Ltd.	2,085,300	13,926,777
KE Holdings, Inc. ADR (a)	134,400	2,955,456
Longfor Properties Co. Ltd. (c)	1,855,500	8,655,331
Sun Hung Kai Properties Ltd.	827,000	11,844,463
		57,338,468

TOTAL REAL ESTATE		69,705,274

UTILITIES - 0.8%
Gas Utilities - 0.8%
China Gas Holdings Ltd.	5,200,932	16,062,278
TOTAL COMMON STOCKS
(Cost $1,489,680,509)		1,970,303,199

Preferred Stocks - 1.9%
Convertible Preferred Stocks - 0.4%
HEALTH CARE - 0.2%
Health Care Providers & Services - 0.2%
dMed Biopharmaceutical Co. Ltd. Series C (d)(e)	275,211	3,806,168
INFORMATION TECHNOLOGY - 0.2%
IT Services - 0.2%
ByteDance Ltd. Series E1 (d)(e)	38,752	4,502,595

TOTAL CONVERTIBLE PREFERRED STOCKS		8,308,763

Nonconvertible Preferred Stocks - 1.5%
INFORMATION TECHNOLOGY - 1.5%
Technology Hardware, Storage & Peripherals - 1.5%
Samsung Electronics Co. Ltd.	486,190	30,409,017
TOTAL PREFERRED STOCKS
(Cost $24,127,977)		38,717,780

Money Market Funds - 1.8%
Fidelity Cash Central Fund 0.06% (f)	17,773,661	17,777,216
Fidelity Securities Lending Cash Central Fund 0.06% (f)(g)	19,198,538	19,200,458
TOTAL MONEY MARKET FUNDS
(Cost $36,977,674)		36,977,674
TOTAL INVESTMENT IN SECURITIES - 100.3%
(Cost $1,550,786,160)		2,045,998,653
NET OTHER ASSETS (LIABILITIES) - (0.3)%		(7,099,090)
NET ASSETS - 100%		$2,038,899,563

Security Type Abbreviations

ELS – Equity-Linked Security

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $164,466,752 or 8.1% of net assets.

 (d) Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $8,728,753 or 0.4% of net assets.

 (e) Level 3 security

 (f) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (g) Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:

Security	Acquisition Date	Acquisition Cost
ByteDance Ltd. Series E1	11/18/20	$4,246,219
dMed Biopharmaceutical Co. Ltd. Series C	12/1/20	$3,908,863
Space Exploration Technologies Corp. Class A	2/16/21	$419,990

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$28,605
Fidelity Securities Lending Cash Central Fund	320,301
Total	$348,906

Amounts in the income column in the above table include any capital gain distributions from underlying funds. Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Fund	Value, beginning of period	Purchases	Sales Proceeds	Realized Gain/Loss	Change in Unrealized appreciation (depreciation)	Value, end of period	% ownership, end of period
Fidelity Cash Central Fund 0.06%	$31,713,446	$608,863,649	$622,799,959	$80	$--	$17,777,216	0.0%
Fidelity Securities Lending Cash Central Fund 0.06%	14,463,334	521,398,656	516,661,532	--	--	19,200,458	0.1%
Total	$46,176,780	$1,130,262,305	$1,139,461,491	$80	$--	$36,977,674

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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